TIAA-CREF U.S. EQUITY FUNDS

SUPPLEMENT NO. 4

dated January 14, 2019, to the Statutory Prospectus dated August 1 (with respect to Class W Shares) and March 1, 2018 (with respect to all other share classes)

TIAA-CREF EQUITY INDEX FUNDS

SUPPLEMENT NO. 1

dated January 14, 2019, to the Statutory Prospectus dated August 1 (with respect to Class W Shares) and March 1, 2018 (with respect to all other share classes)

TIAA-CREF INTERNATIONAL AND GLOBAL FUNDS (collectively, the “Equity Funds”)

SUPPLEMENT NO. 2

dated January 14, 2019, to the Statutory Prospectus dated August 1 (with respect to Class W Shares) and March 1, 2018 (with respect to all other share classes)

TIAA-CREF GREEN BOND AND SHORT DURATION IMPACT BOND FUNDS (the “Bond Funds”)

SUPPLEMENT NO. 1

dated January 14, 2019, to the Statutory Prospectus dated November 16, 2018

TIAA-CREF LIFECYCLE FUNDS

TIAA-CREF LIFECYCLE INDEX FUNDS

TIAA-CREF LIFESTYLE FUNDS

(collectively, the “Funds of Funds”)

SUPPLEMENT NO. 1

dated January 14, 2019, to the Statutory Prospectus dated October 1, 2018

TIAA-CREF MANAGED ALLOCATION FUND (the “Managed Allocation Fund”)

SUPPLEMENT NO. 1

dated January 14, 2019, to the Statutory Prospectus dated October 1, 2018

Effective immediately, the following paragraphs hereby replace in its entirety the sub-section entitled “Mandatory conversions” of the sub-section entitled “Conversion of shares—applicable to all investors” in the section entitled “Your account: purchasing, redeeming or exchanging shares” of the Statutory Prospectuses of the Equity Funds, the Bond Funds and the Funds of Funds:

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value or an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

In addition, shareholders investing through a Financial Intermediary Account should be aware that the financial intermediary through which you hold shares may have the authority under the financial intermediary’s account agreement or other agreement with you to exchange the class of shares of a Fund that you currently hold for another class of shares of the same Fund (for example, the financial intermediary may convert you from Advisor Class shares to Retail Class shares of a Fund) under certain circumstances. Under these circumstances, neither the Funds, Advisors nor TPIS are responsible for any actions taken by such financial intermediary in this regard. The fees and expenses of the new share class may be higher than those of the previously-held class.

Effective immediately, the following paragraphs hereby replace in its entirety the sub-section entitled “Mandatory conversions” of the sub-section entitled “Conversion of shares—applicable to all investors” in the section entitled “Your account: purchasing, redeeming or exchanging shares” of the Statutory Prospectus of the Managed Allocation Fund:

The Fund reserves the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Fund will notify affected shareholders in writing prior to any mandatory conversion.

In addition, shareholders investing through a Financial Intermediary Account should be aware that the financial intermediary through which you hold shares may have the authority under the financial intermediary’s account agreement or other agreement with you to exchange the class of shares of a Fund that you currently hold for another class of shares of

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the same Fund under certain circumstances. Under these circumstances, neither the Funds, Advisors nor TPIS are responsible for any actions taken by such financial intermediary in this regard. The fees and expenses of the new share class may be higher than those of the previously-held class.

Effective immediately, the following is hereby inserted immediately following the section entitled “Financial highlights” of all of the Statutory Prospectuses:

Proposals for action at the 2019 shareholder meeting

We anticipate that the next meeting of shareholders of the TIAA-CREF Funds will be held in July 2019; however, the exact date, time and location of such meeting have yet to be determined. Proposals submitted by or on behalf of shareholders pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 for inclusion in the proxy materials for the 2019 shareholder meeting must be received by the TIAA-CREF Funds’ Corporate Secretary no earlier than January 2, 2019 and no later than March 15, 2019. The submission of a proposal does not assure its inclusion in TIAA-CREF Funds’ proxy statement or presentation at the meeting. Unless TIAA-CREF Funds is notified by April 24, 2019 of other matters that may be properly brought before the 2019 shareholder’s meeting by or on behalf of shareholders, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

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A40444 (1/19)

TIAA-CREF FIXED-INCOME & REAL ESTATE SECURITIES FUNDS

SUPPLEMENT NO. 1

dated January 14, 2019, to the Statutory Prospectus dated August 1, 2018

Effective immediately, the following paragraphs hereby replace in its entirety the sub-section entitled “Mandatory conversions” of the sub-section entitled “Conversion of shares—applicable to all investors” in the section entitled “Your account: purchasing, redeeming or exchanging shares” on page 155 of the Statutory Prospectus:

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

In addition, shareholders investing through a Financial Intermediary Account should be aware that the financial intermediary through which you hold shares may have the authority under the financial intermediary’s account agreement or other agreement with you to exchange the class of shares of a Fund that you currently hold for another class of shares of the same Fund (for example, the financial intermediary may convert you from Advisor Class shares to Retail Class shares of a Fund) under certain circumstances. Under these circumstances, neither the Funds, Advisors nor TPIS are responsible for any actions taken by such financial intermediary in this regard. The fees and expenses of the new share class may be higher than those of the previously-held class.

Effective immediately, the following is hereby inserted immediately following the section entitled “Financial highlights” on page 165 of the Statutory Prospectus:

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Proposals for action at the 2019 shareholder meeting

We anticipate that the next meeting of shareholders of the TIAA-CREF Funds will be held in July 2019; however, the exact date, time and location of such meeting have yet to be determined. Proposals submitted by or on behalf of shareholders pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 for inclusion in the proxy materials for the 2019 shareholder meeting must be received by the TIAA-CREF Funds’ Corporate Secretary no earlier than January 2, 2019 and no later than March 15, 2019. The submission of a proposal does not assure its inclusion in TIAA-CREF Funds’ proxy statement or presentation at the meeting. Unless TIAA-CREF Funds is notified by April 24, 2019 of other matters that may be properly brought before the 2019 shareholder’s meeting by or on behalf of shareholders, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund changes

Effective immediately, the following hereby replaces in its entirety the third sentence in the first paragraph of the section entitled “Principal investment strategies” on page 37 of the Statutory Prospectus of the TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund (formerly, the TIAA-CREF Tax-Exempt Bond Fund (the “Fund”)):

In pursuing its investment objective, the Fund seeks to weight investment in tax-exempt bonds such that at the time of investment in a particular bond at least 5% and not more than 15% of the Fund’s net assets (calculated based on the face (par) value of each tax-exempt bond) is invested in tax-exempt bonds with a final maturity in each year within the five-to-fifteen year maturity range.

A40440 (1/19)

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